Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 364,166,673.00
Previously Paid Amount	15,310.00
Total Fee Amount	55,753.92
Total Offset Amount	0.00
Net Fee	$ 40,443.92